Inventories (Details) - USD ($) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Inventories [Abstract]
Work in progress	$ 13		$ 0
Finished goods	51		204
Inventories	64		204
Inventory utilized included in cost of sales	$ 100	$ 100	$ 300